Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section should be read in conjunction with our Compensation Discussion and Analysis which provides additional information regarding our compensation philosophy, our performance-based compensation programs structure, and compensation decisions made this year. Under the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation deemed “actually paid” to our Named Executive Officers and certain company performance measures. The principal difference between the compensation shown in the Summary Compensation Table and the table below is that the below table adds the change in fair value of unvested option awards as though it was actually paid in that year.
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other Named Executive Officers, or NEOs, during fiscal 2025, 2024, 2023 and 2022, compared to our total shareholder return (TSR) from October 31, 2020 through the end of each such fiscal year and net income attributable to HEICO and EBITDA for each such fiscal year.

Fiscal Year(1)	Summary Compensation Table Total for PEO Eric A. Mendelson	Compensation Actually Paid to PEO Eric A. Mendelson(2)	Summary Compensation Table Total for PEO Victor H. Mendelson	Compensation Actually Paid to PEO Victor H. Mendelson(2)	Summary Compensation Table Total for PEO Laurans A. Mendelson	Compensation Actually Paid to PEO Laurans A. Mendelson(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:			Net Income Attributable to HEICO ($ millions)(4)	EBITDA ($ Millions)(5)
									HEICO Common Stock TSR (HEI)(3)	HEICO Class A Common Stock TSR (HEI.A)(3)	Dow Jones U.S. Aerospace Index TSR(3)
2025	$13,029,835	$25,627,795	$12,889,041	$25,487,001	$7,622,220	$2,067,361	$2,638,252	$4,071,309	$304.20	$266.78	$329.22	$690.39	$1,219.51
2024	—	—	—	—	10,382,143	15,114,365	4,510,869	10,844,494	234.29	206.55	211.88	514.11	1,002.23
2023	—	—	—	—	15,447,501	14,651,777	9,320,196	9,187,638	151.36	136.58	154.08	403.60	758.31
2022	—	—	—	—	9,107,291	10,193,788	2,651,770	4,530,704	155.22	136.56	140.93	351.68	593.74
2021	—	—	—	—	9,031,531	10,903,978	6,267,191	9,673,857	132.86	134.61	152.31	304.22	487.36

(1)
For fiscal 2025 our PEOs were Eric A. Mendelson, Victor H. Mendelson and Laurans A. Mendelson and our non-PEO NEOs were Carlos L. Macau, Jr., Bradley K. Rowen, Steven M. Walker and Thomas S. Irwin. For fiscal 2024, 2023, 2022 and 2021, our PEO was Laurans A. Mendelson and our non-PEO NEOs were Carlos L. Macau, Jr., Eric A. Mendelson, Victor H. Mendelson and Steven M. Walker.

(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non-PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

(3)
The peer group used is the Dow Jones U.S. Aerospace Index, which was also utilized in the Company's stock performance graph in its 2025 Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made for the five-year period from October 31, 2020 through October 31, 2025. The total shareholder returns include the reinvestment of cash dividends.

(4)	The dollar amounts reflect HEICO's net income as reported in the Company's audited financial statements.
(5)
In the Company's assessment, EBITDA is the most important financial performance measure (other than net income attributable to HEICO and Cash Flow) used by the Company in fiscal 2025 to link Compensation Actually Paid to its NEOs to Company performance.

	Fiscal Year 2025
Names	Summary Compensation Table Total	Exclusion of Summary Compensation Table Value of Option Awards	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Prior Year-End Fair Value of Option Awards That Were Forefited During Year	Compensation Actually Paid
PEO: Eric A. Mendelson	$13,029,835	$(7,522,074)	$9,826,427	$7,132,525	$3,161,082	$—	$25,627,795
PEO: Victor H. Mendelson	12,889,041	(7,522,074)	9,826,427	7,132,525	3,161,082	—	25,487,001
PEO: Laurans A. Mendelson	7,622,220	—	—	—	997,760	(6,552,619)	2,067,361
Average for Non-PEO NEOs	2,638,252	(1,283,458)	1,694,759	716,710	305,046	—	4,071,309

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote
(1)
For fiscal 2025 our PEOs were Eric A. Mendelson, Victor H. Mendelson and Laurans A. Mendelson and our non-PEO NEOs were Carlos L. Macau, Jr., Bradley K. Rowen, Steven M. Walker and Thomas S. Irwin. For fiscal 2024, 2023, 2022 and 2021, our PEO was Laurans A. Mendelson and our non-PEO NEOs were Carlos L. Macau, Jr., Eric A. Mendelson, Victor H. Mendelson and Steven M. Walker.

Peer Group Issuers, Footnote
(3)
The peer group used is the Dow Jones U.S. Aerospace Index, which was also utilized in the Company's stock performance graph in its 2025 Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made for the five-year period from October 31, 2020 through October 31, 2025. The total shareholder returns include the reinvestment of cash dividends.

Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non-PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

	Fiscal Year 2025
Names	Summary Compensation Table Total	Exclusion of Summary Compensation Table Value of Option Awards	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Prior Year-End Fair Value of Option Awards That Were Forefited During Year	Compensation Actually Paid
PEO: Eric A. Mendelson	$13,029,835	$(7,522,074)	$9,826,427	$7,132,525	$3,161,082	$—	$25,627,795
PEO: Victor H. Mendelson	12,889,041	(7,522,074)	9,826,427	7,132,525	3,161,082	—	25,487,001
PEO: Laurans A. Mendelson	7,622,220	—	—	—	997,760	(6,552,619)	2,067,361
Average for Non-PEO NEOs	2,638,252	(1,283,458)	1,694,759	716,710	305,046	—	4,071,309

Non-PEO NEO Average Total Compensation Amount			$ 2,638,252	$ 4,510,869	$ 9,320,196	$ 2,651,770	$ 6,267,191
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,071,309	10,844,494	9,187,638	4,530,704	9,673,857
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non-PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

	Fiscal Year 2025
Names	Summary Compensation Table Total	Exclusion of Summary Compensation Table Value of Option Awards	Inclusion of Year-End Fair Value of Option Awards Granted During Year That Remained Unvested as of Year-End	Change in Fair Value of Outstanding and Unvested Option Awards During Year	Change in Fair Value of Option Awards Granted in Prior Years that Vested During Year	Prior Year-End Fair Value of Option Awards That Were Forefited During Year	Compensation Actually Paid
PEO: Eric A. Mendelson	$13,029,835	$(7,522,074)	$9,826,427	$7,132,525	$3,161,082	$—	$25,627,795
PEO: Victor H. Mendelson	12,889,041	(7,522,074)	9,826,427	7,132,525	3,161,082	—	25,487,001
PEO: Laurans A. Mendelson	7,622,220	—	—	—	997,760	(6,552,619)	2,067,361
Average for Non-PEO NEOs	2,638,252	(1,283,458)	1,694,759	716,710	305,046	—	4,071,309

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The list below includes the three financial performance measures that in our assessment represent the most important financial performance measures used to link Compensation Actually Paid to our NEOs for 2025 to Company performance.

Tabular List
EBITDA
Net Income Attributable to HEICO
Cash Flow

Total Shareholder Return Amount			$ 304.2	234.29	151.36	155.22	132.86
Peer Group Total Shareholder Return Amount			329.22	211.88	154.08	140.93	152.31
Net Income (Loss)			$ 690,390,000	$ 514,110,000	$ 403,600,000	$ 351,680,000	$ 304,220,000
Company Selected Measure Amount			1,219,510,000	1,002,230,000	758,310,000	593,740,000	487,360,000
PEO Name		Laurans A. Mendelson		Laurans A. Mendelson	Laurans A. Mendelson	Laurans A. Mendelson	Laurans A. Mendelson
Total Shareholder Return Amount, Class A			$ 266.78	$ 206.55	$ 136.58	$ 136.56	$ 134.61
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Net Income Attributable to HEICO
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Flow
Eric A. Mendelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,029,835	0	0	0	0
PEO Actually Paid Compensation Amount			25,627,795	0	0	0	0
PEO Name	Eric A. Mendelson
Victor H. Mendelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			12,889,041	0	0	0	0
PEO Actually Paid Compensation Amount			25,487,001	0	0	0	0
PEO Name	Victor H. Mendelson
Laurans A. Mendelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,622,220	10,382,143	15,447,501	9,107,291	9,031,531
PEO Actually Paid Compensation Amount			2,067,361	$ 15,114,365	$ 14,651,777	$ 10,193,788	$ 10,903,978
PEO | Eric A. Mendelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,522,074)
PEO | Eric A. Mendelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,826,427
PEO | Eric A. Mendelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,132,525
PEO | Eric A. Mendelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,161,082
PEO | Eric A. Mendelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Victor H. Mendelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,522,074)
PEO | Victor H. Mendelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,826,427
PEO | Victor H. Mendelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,132,525
PEO | Victor H. Mendelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,161,082
PEO | Victor H. Mendelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Laurans A. Mendelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Laurans A. Mendelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Laurans A. Mendelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Laurans A. Mendelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			997,760
PEO | Laurans A. Mendelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,552,619)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,283,458)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,694,759
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			716,710
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			305,046
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0